EXHIBIT 14
                 INDIVIDUAL RETIREMENT ACCOUNT FORM & ROTH IRA



                                THE PARNASSUS IRA
                            INFORMATION & APPLICATION
================================================================================

What You Should Know

     What is an IRA? An IRA is an Individual Retirement Account that allows you to put away money for your retirement and have the earnings be tax-deferred until withdrawal. Contributions to the account may be partially or fully tax-deductible depending on whether or not you actively participate in a retirement plan where you work. See below for more details.

     Who can open an IRA? Anyone under age 70 1/2 who earns wages or a salary (even if self-employed) can open and contribute to an IRA. If you have a working spouse, you can open two Parnassus IRAs. If you have a non-wage earning spouse (i.e., one who received no compensation during the year) and file a joint return, that spouse can open a separate "spousal" IRA.

     How much may I contribute to an IRA? You may contribute up to $2,000 a year to your IRA or 100% of your earned income, whichever is less. If you file a joint return, up to $2,000 may be contributed to a spousal IRA, even if one spouse has little or no compensation. The total combined contribution may be as much as $4,000 for the year.

     How do I know if I may take a deduction? You may take the maximum deduction of $2,000 ($4,000 with a spousal IRA) if:

     1) Neither you nor your spouse participate in a retirement program where you work. This is true regardless of your income; or

     2) You are single, actively participate in a retirement program and your adjusted gross income is $25,000 a year or less; or

     3) You are married, either you or your spouse actively participates in a retirement plan, you file a joint return and your adjusted gross income is $40,000 or less. (You cannot take the maximum deduction if you are married and file a separate return.)

     You may take a partial deduction if:

     1) You are single, participate in a retirement plan and your adjusted gross income is between $25,000 and $35,000; or

     2) You are married, file a joint return, one or both of you participate in a retirement plan and your adjusted gross income falls between $40,000 and $50,000; or

     3) You are married, file a separate return and your spouse participates in a retirement plan and your income is less than $10,000.

     The Taxpayer Relief Act of 1997 gradually increases the AGI phaseout limits for deductible IRA contributions by individuals who are active participants in employer-sponsored retirement plans. Active participants below a "threshold level" of income may make deductible contributions. The maximum $2,000 deduction available to active participants is reduced proportionately over a "phaseout" range. Active participants with income above the phaseout range are not entitled to any deduction.

     The phaseout limits are increased as follows:

               Tax Years                Single                 Married Taxpayers
               Beginning               Taxpayers                Filing Jointly

                 1998               $30,000-$40,000             $50,000-$60,000
                 1999               $31,000-$41,000             $51,000-$61,000
                 2000               $32,000-$42,000             $52,000-$62,000
                 2001               $33,000-$43,000             $53,000-$63,000
                 2002               $34,000-$44,000             $54,000-$64,000
                 2003               $40,000-$50,000             $60,000-$70,000
                 2004               $45,000-$55,000             $65,000-$75,000
                 2005               $50,000-$60,000             $70,000-$80,000
                 2006               $50,000-$60,000             $75,000-$85,000
                 2007               $50,000-$60,000            $80,000-$100,000


     In all cases, refer to a qualified tax professional or the Internal Revenue Service for specific information

     If I cannot take a deduction for my IRA contribution, why should I contribute? There are still benefits to having an IRA even if you cannot take a deduction. The earnings on your IRA are tax-deferred until distribution and that can make a big difference. Also, consider the goal of an IRA which is to provide enough money to live comfortably during retirement. By making regular contributions to an IRA, you can provide for that comfortable retirement.

     Note: If you make non-deductible contributions, you must file IRS Form 8606. Be sure to keep good records of these contributions so you won't have to pay taxes on them again when distribution occurs.

     When may I withdraw? You may withdraw from your IRA at any time, but withdrawals before age 59 1/2 may be subject to a 10% penalty tax. Please refer to page 9 for additional information regarding distributions. If you die, the balance of your IRA can be paid to the beneficiary (or beneficiaries) you choose.

     May I transfer an existing IRA to Parnassus? Yes. There are no tax penalties and no limits on the amount you can transfer. Just fill out the Parnassus IRA Transfer Authorization Letter on page 19.

     May I rollover an existing IRA to Parnassus? Yes. If you elect to receive a cash distribution from another IRA, you can avoid paying current taxes on the distribution by "rolling it over" into a Parnassus IRA. The rollover must be made within 60 days. However there are certain restrictions imposed by the Internal Revenue Code on multiple rollovers within a 12-month period.

     What's the difference between an "IRA rollover" and an "IRA transfer"? An "IRA rollover" is when you've already received a lump sum distribution from another IRA and you take the money and put it into a new IRA within a sixty day period. An "IRA transfer" is when you have one IRA custodian/trustee transfer your money directly into another IRA and you never touch the money. So, if you already have the money in your possession and you want to start a Parnassus IRA, you'll be opening a "rollover" IRA. If your IRA is with another custodian and you want to move that money into a Parnassus IRA, you can arrange for a "custodian transfer" by filling out the Parnassus IRA Transfer Authorization on page 19.

     What about a "direct rollover" from my company's retirement plan? If you receive a distribution from your employer's qualified retirement plan, you may avoid paying current taxes or having the mandatory 20% federal withholding tax applied to your distribution by "directly rolling over" your distribution from your current custodian/trustee into a Parnassus IRA. There are no limits on this amount. Some distributions, such as a required minimum distribution after your attainment of age 70 1/2 and distributions payable in substantially equal periodic payments over ten or more years, are not eligible for a "direct rollover". You can arrange for a "Direct Rollover" by contacting your current plan administrator and requesting the proper paperwork.

     What investment options do I have? Parnassus offers three socially responsible investment alternatives for your IRA. Your retirement funds can be invested in one or any combination of the following:

                The Parnassus Fund

                The Parnassus Fund's investment objective is long-term growth. Since the Fund seeks growth of capital, investors assume a moderate amount of risk. All investments in The Parnassus Fund are subject to a sales charge (maximum 3.5%).

                The Parnassus Income Trust

                The Parnassus Income Trust's investment objective is current income and either capital appreciation or preservation. The Income Trust is more conservative and assumes less risk than The Parnassus Fund. The Parnassus Income Trust offers two portfolios for IRA investments:

                The Equity Income Fund invests in dividend paying stocks.

                The Fixed-Income Fund invests in bonds and other fixed-income securities.

                Under normal circumstances, the Fixed-Income Fund will have the highest yield. While the yield of the Equity Income Fund will normally be somewhat lower than the yield of the Fixed-Income Fund, the Equity Income Fund has the potential to provide capital appreciation since it invests in stocks.

                There is no sales charge for either fund of The Parnassus Income Trust.

     Our investment selections provide you with a flexible retirement savings program that can easily be tailored to your changing investment objectives or changing market conditions. For more detailed information, please refer to the prospectus for the Fund you are interested in.

     Can I make contributions to my IRA automatically? Yes. Parnassus offers automatic investment plans. You may arrange to have contributions of $50 or more automatically deducted from your checking or savings account and invested in your IRA. All automatic contributions are considered contributions for the current tax year. When setting up your investment plan, make sure not to exceed your $2,000 contribution limit.

     Are there any special fees? There is a custodial fee of $15.00 a year for maintaining the IRA. There is also a small sales charge (maximum of 3.5%) on investments in The Parnassus Fund. There is no sales charge for investments in The Parnassus Income Trust. If you decide to have more than one IRA account, we will only charge you one custodial fee.

     How do I open an account? First, read The Parnassus Fund or The Parnassus Income Trust prospectus that preceded or accompanied this brochure. Use that information to determine which investment option is right for you. Also read the Disclosure Statement contained in this brochure. Then fill out and sign the IRA Agreement and Beneficiary Form. Finally, mail your completed forms along with a check in the amount of your initial investment, a minimum of $500, to:
Parnassus, One Market-Steuart Tower #1600, San Francisco, California 94105.

     Want more information? Call Parnassus at 800-999-3505. If you have questions about whether an IRA is appropriate for you or about personal tax consequences of contributing to an IRA, you should contact the Internal Revenue Service or consult a tax adviser.


Instructions For Opening A Parnassus IRA

1. Read The Parnassus Fund or The Parnassus Income Trust prospectus carefully before making an investment. Also, be sure to read the Disclosure Statement in this brochure; it covers some very important information on the Parnassus IRA. If you have any questions about the tax consequences of setting up an IRA, you should consult a tax adviser.

2. Fill out and sign the Parnassus IRA Adoption Agreement Form and Designation of Beneficiary Form. If you are opening both a regular and a spousal IRA, you have to fill out two separate Agreements.

3.   If  you  are   transferring   from  another  IRA,  fill  out  the  Transfer
     Authorization Letter at the back of this brochure. Call your current custodian/trustee to see if there are any special requirements.

4. If you are rolling money over from a qualified retirement plan, contact your current plan administrator for rollover requirements.

5. Make your check out to The Parnassus Fund or The Parnassus Income Trust and send it with all the forms to: Parnassus, One Market-Steuart Tower #1600, San Francisco, California 94105.

     Union Bank of California will act as custodian of your account. The Parnassus Fund or The Parnassus Income Trust will send you a confirmation that your money has been received and that the IRA has been established.

     Do not send any transfer or rollover paperwork to Union Bank of California as Parnassus handles all trustee work for Union Bank of California.

                   THE PARNASSUS INDIVIDUAL RETIREMENT ACCOUNT
                              DISCLOSURE STATEMENT
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General

     Your Individual Retirement Account ("IRA") is a custodial account for the benefit of you or your beneficiaries. The custodian of the IRA is named on the IRA Adoption Agreement Form.

     Internal Revenue Service ("IRS") regulations require that you be given this Disclosure Statement to assure that you are made aware of some of the statutory rules governing an IRA.

     Because the rules with respect to IRAs are very complex, and because misunderstanding or disregarding the rules may have serious tax implications, you should consult your own tax adviser if you have questions about the information contained in this disclosure statement. Further information can also be obtained from any district office of the Internal Revenue Service.


Traditional IRAs

Eligibility

     You are allowed to make "regular" contributions into a "contributory" IRA for a year only if you have received compensation during that year from the performance of personal services. "Compensation" includes such items as salaries, bonuses, commissions, and in the case of a self-employed person, net earnings from self-employment. For tax years beginning after 1984, all taxable alimony and separate maintenance payments received by an individual under a decree of divorce or a separate maintenance agreement are treated as compensation.

     You may not make regular contributions into an IRA for the taxable year in which you attain the age of 70 1/2 or thereafter.


Contributions

     The law permits you to make regular contributions to your IRA of up to 100% of your earned income, not to exceed $2,000 for each year in which you are eligible. If you are a married taxpayer and both you and your spouse are eligible, each of you is separately entitled to contribute up to 100% of your respective income, not to exceed $2,000.


Spousal IRAs

Eligibility

     If you are eligible to make contributions to an IRA, a Spousal IRA arrangement may be used for your spouse who has no compensation or who elects to be treated as having no compensation. A Spousal IRA arrangement requires that you and your spouse be married at the end of the tax year for which a contribution is made and that you file a joint federal income tax return for that year. The Spousal IRA is treated as the property of your spouse and, except for contribution/deduction limits, is subject to the same rules as a regular IRA (such as mandatory distribution rules).

     NOTE: An IRA for the compensated spouse is not required if contributions are desired only for the noncompensated spouse.


Contributions

     The contribution limit to a qualified Spousal IRA arrangement is the lesser of 100% of the compensated spouse's earned income or $4,000 provided no contribution to either account exceeds the $2,000 limit for the year.

     Although the compensated spouse may no longer deposit to a Traditional IRA for the year in which he or she reaches age 70 1/2, that individual may continue to contribute to the noncompensated spouse's IRA until the year in which the noncompensated spouse reaches age 70 1/2. This contribution to the IRA is limited to the lesser of 100% of the compensated spouse's earned income or $2,000.


Revoking Your Account

     You have the right to revoke this IRA within seven calendar days of the date you receive this Disclosure Statement, which is the date this IRA is established. To use your right to revoke the IRA, simply notify Parnassus in writing at One Market-Steuart Tower #1600, San Francisco, CA 94105. Written notice must be sent by first-class mail and will be accepted as of the date such notice is postmarked. If you use this right, you are entitled to a refund of your entire contribution to the IRA. If you do not use this right within seven calendar days of the date you receive this Disclosure Statement, you have accepted the terms and conditions of the IRA you have established. Revocations will be reportable to the IRS.


Deductibility of IRA Contributions

     For tax years beginning in 1987 and thereafter, if you (or your spouse) are an active participant in an employer-maintained retirement plan, you may be unable to deduct all or a portion of an otherwise eligible contribution, depending on your federal adjusted gross income.

     An employer-maintained retirement plan is a:

1. Pension, profit-sharing (including a 401(k) plan) or stock bonus plan qualified under Section 401(a) of the Internal Revenue Code ("the Code") including a Keogh Plan;

2.   Qualified annuity under Section 403(a) of the Code;

3.   Simplified Employee Pension Plan (SEP) under Section 408(k) of the Code;

4. Retirement plan established by a government for its employees (does not include a Section 457 plan);

5. Annuity contract purchased by certain tax-exempt organizations or public schools under Section 403(b) of the Code; and

6.   Pre-1959 pension trust described in Section 501(c)(18) of the Code.

     You are an "active participant" for a year if you (or your spouse) are covered by a retirement plan. You are covered by a retirement plan for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit sharing plan, certain government plans, a salary reduction arrangement (such as a tax-sheltered annuity arrangement or a 401(k) plan), a simplified employee pension (SEP) plan or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2, Wage and Tax Statement, for the year starting with the 1987 tax year, should indicate your participation status.

     You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

     You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for 90 or fewer days of active service, or 2) a volunteer fire fighter covered for fire fighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

     If you are married but file a separate federal income tax return and lived apart from your spouse during all of the tax year, your spouse's active participation does not affect your ability to make deductible contributions.

     You should consult with your employer and your tax adviser to determine your status as an active participant and your ability to make deductible contributions.


Non-deductible IRA Contributions

     If your deduction is limited due to your active participation in a retirement plan (see Deductibility Rules on page 1) then any amount contributed above the deductible limits will be considered a non-deductible contribution. You may also elect to treat contributions which would be deductible as non-deductible contributions so they will not be subject to federal income tax when they are distributed to you.

     IRS  Form  8606   (Non-deductible   IRA   Contributions.   IRA  Basis,  and
Non-deductible Distributions) must be filed with your federal income tax return for any year in which you make a non-deductible contribution.


Contribution Deadline

     The contribution deadline for a regular or spousal contribution is the due date of your federal income tax return excluding extensions. This date is generally April 15.


Additional Information About IRAs

     Under the provisions of Section 408(A) of the Internal Revenue Code of 1986, as amended, banks, savings and loan associations, mutual funds and credit unions are permitted to establish IRAs for the exclusive benefit of an individual or beneficiaries provided the written agreement meets certain requirements.

     These requirements are that:

1. Except for rollover contributions, contributions to the IRA must be in cash and will not be accepted for the taxable year in excess of:

          a) $2,000 on behalf of an individual where a contribution would be allowed the participant under Internal Revenue Code provisions governing regular IRAs (IRC Section 219), or

          b) $4,000 if the contributions are made to the IRA of the spouse who has compensation during the year and to the account of the spouse who has no compensation or elects to be treated as having no compensation.

2.   No part of the funds will be invested  in life  insurance  contracts.

3.   The interest of an individual in the balance of the IRA is non-forfeitable.

4. The assets of the IRA will not be commingled with other property except in a common trust or investment fund.

5.   No part of the funds can be  invested in collectibles  (as  defined  in IRC
     Section 408(m)) including any work of art, rug or antique, metal or gem, stamp or coin, alcoholic beverage, or any other tangible property specified by the IRS. Exception for certain coins: The acquisition of certain U.S. government-issued gold and silver coins and any state-issued coins are permitted as investments in an IRA.


Contribution to a Simplified Employee Pension Plan

     Your employer or employers may make contributions into your IRA under the rules which pertain to Simplified Employee Pension Plans (SEPs) in amounts which do not exceed the lesser of 15% of your compensation from each such employer or $30,000. The contributions must be made based upon a written allocation formula developed by your employer, a copy of which will be provided to you. Your employer may contribute to this IRA, even if you are a participant in a qualified retirement plan in the year for which the SEP contribution is being made, and even if you have attained the age of 70 1/2 (the age at which you would normally no longer be eligible to make regular IRA contributions).


Excess Contributions

     Any contributions to the IRA that exceed the allowable limits (i.e., $2,000 or 100% of your compensation) will be assessed a 6% non-deductible excise tax (IRC Section 4973). This tax is payable by you (or your compensated spouse) for each year the excess is permitted to remain in the IRA. However, you may avoid the penalty if the excess contribution has not been taken as a deduction and if the excess, and all interest earned on it, is removed from the IRA before the due date for filing the federal income tax return, including extensions, for the year for which the excess contribution was made. The interest earned on such excess contribution that is paid to you is taxable as income and will be deemed to have been earned and taxable in the tax year during which the excess contribution was made. The 6% excess contribution penalty may be eliminated for future tax years by withdrawing the excess contribution from the IRA before the end of the tax year or by under-contributing for that year by an amount equal to the excess contribution. The removed excess contribution will not be subject to income tax provided the contribution for the year during which the excess contribution was made did not exceed $4,000 (excluding rollover contributions) and no deduction was allowed for the excess contribution.


Rollovers and Transfers

     A transfer occurs when the funds are moved directly from one financial institution to another without the account owner having direct control or custody of the funds. There is no time or frequency limits on transfers.

     A rollover is a distribution of cash or other assets that you receive from one retirement plan and deposit into another plan. The amount rolled over is tax-deferred until you or your beneficiary(ies) begin receiving distributions from the new plan.

     There are two types of rollover contributions to an IRA. One involves depositing funds received from one IRA into another IRA. The other involves depositing funds received from a qualified retirement plan or tax-sheltered annuity into an IRA.


Rollover From One IRA Into Another

     To allow movement of IRA funds between IRAs, you may withdraw all or part of the assets from one IRA and roll them to another IRA. If the funds are rolled over within 60 calendar days of receipt of the distribution, the amount rolled over will not be taxable to you. In addition, the amount rolled over is not deductible on your tax return.

     You may only receive one distribution from an IRA in a 12-month period for the purpose of rolling it over. The 12-month period begins on the date you receive the distribution, not on the date you roll it to another IRA. For example, if you withdraw funds from IRA-1 on July 15, 1997, and roll them over within 60 calendar days into IRA-2, you cannot roll over any other funds from IRA-1 until July 15, 1998. Any additional distributions received before July 15, 1998, would not be eligible for rollover treatment. Those distributions would be subject to the 10% tax on premature distributions.

     Additionally, funds rolled over to the other IRA cannot be rolled over to a third IRA until the end of the 12-month period after the original distribution date. Continuing with our example, the funds rolled to IRA-2 would have to remain in IRA-2 until July 15, 1998.

     These rules apply separately to each IRA you own. For example, if you have two IRAs, IRA-1 and IRA-2, and you roll over assets of IRA-1 into a new IRA-3, you may also make a rollover from IRA-2 into IRA-3, or into any other IRA within one year after the rollover distribution from IRA-1. These are both rollovers because you have not received more than one distribution from either IRA within one year.

     Amounts that are required to be distributed during a particular year under the required distribution rules that apply at age 70 1/2 are not eligible for rollover treatment.


Rollover From a Qualified Retirement Plan or Tax-Sheltered Annuity to an IRA

     If you (or your surviving spouse after your death) receive a distribution, other than a required minimum distribution, from your employer's qualified pension, profit-sharing (including a 401(k) plan), Keogh plan or stock bonus plan, annuity plan, or tax-sheltered annuity plan (403(b) plan), you may be able to roll over all or part of it into an IRA.

     For distributions made on or before December 31, 1992, a "qualifying rollover distribution" from a qualified retirement plan and tax-sheltered annuity program may be rolled over to an IRA. The following "qualifying rollover distributions" may be rolled over to an IRA:

1. A "lump-sum distribution" which is a distribution(s) of your entire account balance in the plan received in one taxable year (usually a calendar year) because you:

     a)  died;

     b)  are permanently disabled (applies only to self-employed persons);

     c)  attained age 59 1/2; or

     d)  have separated from service (does not apply to self-employed persons).

2. A "partial distribution" which is a distribution of at least 50% of your account balance (determined immediately before the distribution) received because you:

     a)  died;

     b)  are permanently disabled; or

     c) have separated from service. To qualify as a partial distribution, it cannot be part of a series of periodic payments.

3.   A distribution  of your entire  account  balance paid to you in one taxable
     year  because  the  plan  has  been   terminated   (does  not  apply  to  a
     tax-sheltered annuity).

4. A distribution pursuant to a Qualified Domestic Relations Order. If you (as a spouse or former spouse of the employee) receive from a qualified employer plan a distribution that results from divorce or similar proceedings, you may be able to roll over all or part of it into an IRA if:

     a) it is the balance to your credit (not the employee's credit) in the plan;

     b)  you receive it within one tax  year (your  tax  year,  not  the  plan's year); and

     c) in the case of a distribution of property other than money, you roll over the same property you received from the plan.

         A domestic relations order is a judgment, decree, or order (including approval of a property settlement agreement) that is issued under the domestic relations law of a state. A "Qualified Domestic Relations Order" gives to a spouse, former spouse, child, or dependent of a participant in a retirement plan the right to receive all or part of the benefits that would be payable to the participant under the plan. The order requires certain specific information and it may not alter the amount or form of the benefits of the plan.

5. A distribution of your voluntary deductible employee contribution's (DECs) that you made to the plan from 1982 through 1986.

6.   A distribution  from an Employee Stock  Ownership Plan that:

     a) you receive after attaining age 55 and participating in the plan for 10 years;

     b)  is made because of the diversification requirements of the plan; and

     c) consists of at least 25% of the value of stock acquired for you after 1986.

     For distributions made on or after January 1, 1993, an eligible rollover distribution from a qualified retirement plan and a tax-sheltered annuity program may be directly transferred (direct rollover) or rolled over to an IRA. Generally, an eligible rollover distribution is any distribution except:

     a) A distribution that is (1) one of a series of substantially equal periodic payments over the single or joint life expectancy of the employee and the beneficiary or (2) for a specific period of ten years or more; and

     b)  A required distribution for an employee age 70 1/2 or older.

     If you receive one of the qualifying distributions described above, only the taxable amount of the distribution may be deposited into an IRA within 60 calendar days. If you do not deposit all of the taxable amount of the distribution, you must include the amount you keep as ordinary income in the year you receive it. You may also have to pay a 10% premature distribution penalty tax on the amount you keep if you are under age 59 1/2.

     Note:  These  rollover  rules apply for federal  income tax purposes  only.
State income tax rollover rules may vary. Please check with your tax adviser regarding the effect of state tax laws. Additional penalties may apply under state tax law.


Distributions

Taxation of Distributions

     Distributions from an IRA are generally fully taxable as ordinary income. They are not eligible for the special tax treatment available to certain lump sum distributions from pension and profit sharing plans under IRC Section 402.

     If you have made non-deductible contributions to an IRA, a certain percentage of your distributions will be nontaxable. This calculation is completed using IRS Form 8606, which you must file with your income tax return for any year in which you withdraw from your IRAs.


Penalty for Premature Distribution

     In addition to any regular tax that may be payable, if you take distributions from the IRA before you reach age 59 1/2, (exceptions to the tax penalty apply), you will be assessed a 10% non-deductible excise tax on the taxable amount of the distribution.

     Amounts treated as distributions from the IRA because of pledging the IRA or prohibited transactions will also be considered premature distributions if they occur before you reach age 59 1/2 and are not disabled. Additional premature distribution penalties may apply under state law.


Exceptions to the Penalty Tax

     No penalty will be imposed on distributions:

     o  after you become disabled;

     o of substantially equal periodic payments (at least annually) for your single life expectancy or the joint life expectancy of you and your designated beneficiary; however, you must continue to received the periodic payments for the longer of five years or until you are age 59 1/2. If you stop receiving periodic payments prior to the time that applies to you, all of the distributions you received will be subject to the 10% excise tax in the year you stop receiving distribution;

     o made to your former spouse or children under a qualified court order relating to divorce;

     o  to your  beneficiary  after your death;

     o taken for medical expenses exceeding 7.5 percent of your Adjusted Gross Income (AGI beginning in 1997);

     o taken for the purchase of health insurance if you have been receiving unemployment compensation for more than 12 weeks. The amount you withdraw may not exceed the amount you paid for insurance protection. If you are self-employed you qualify for the early distribution penalty exception to the extent you would receive unemployment compensation but for the fact that you are self-employed (beginning in 1997);

     o used to pay "qualified higher education expenses" for yourself, your spouse, or your children or grandchildren or the children or grandchildren of your spouse (beginning in 1998). Qualified Higher Education Expenses include tuition, fees, books, supplies, and equipment required for the enrollment or attendance at a post secondary educational institution;

     o to a qualified first-time homebuyer for the purchase of a principal residence (beginning in 1998). First-Time Homebuyer - In order to be considered a first-time homebuyer, you (and your spouse if married) must not have had an ownership interest in a principal residence during a two-year period ending on the date that the new home is acquired. Qualified First-Time Homebuyer Distribution - Qualified first-time home buyer distributions are withdrawals of up to $10,000 during your lifetime that are used within 120 days of withdrawal to buy, build, or rebuild a "first" home that will be the principal residence for you, your spouse, any child, grandchild, or ancestor of yours or your spouse.
        Note: If there is a delay or cancellation of the purchase or construction of the first home, the amount of the distribution may be contributed back into an IRA within 120 days of receipt.


Normal Distributions

     When a normal distribution event occurs, the funds that are distributed from the IRA or SEP are subject to ordinary income tax in the year of distribution. However, these distributions are not subject to federal or state premature distribution penalties. Normal distribution events occur:

     o  When you reach age 59 1/2; or

     o  When you become  disabled  as defined in IRC  Section  72(m).  Under IRC
        Section 72(m)(7), the person must provide written proof that he or she is unable to engage in any substantial gainful activity by reason of determinable physical or mental impairment which can be expected to result in death or to be of long continued and indefinite duration.


Distributions at Age 70 1/2

     After you become age 70 1/2, minimum distributions are required from your IRA each year. The distribution for the year in which you become age 70 1/2 must be made no later than April 1 of the following year (the required beginning date). Distributions for subsequent years must be taken by December 31 of each year.

     For example, if you attain age 70 1/2 in the current year, you could delay all or part of your first year's minimum distribution until April 1 of the second year. Since your second year's minimum distribution must be taken by December 31, two years of distribution are taken in the second year, and because IRA distributions are taxable for the year they are received, both distributions are reportable and taxable to you in the second year.

     Unless you withdraw the entire balance by April 1 of the year after you reach age 70 1/2, by that date you must elect to take the distributions in a manner which distributes the funds over a period no longer than your single life expectancy or the joint life expectancy of you and your designated beneficiary. If no beneficiary exists or a beneficiary other than a natural person is named (except certain trusts), your single life expectancy must be used for this calculation.

     If you do not elect a method of distribution (i.e., single life, joint life, etc.) by your required beginning date, Parnassus will assume you have elected to satisfy your minimum mandatory distribution from IRA accounts at another institution. You assume full responsibility for satisfying your required distribution. There is a substantial penalty for excess accumulation (minimum distribution not withdrawn).

     The required minimum distribution for each year is determined by dividing your account balance as of the end of the previous year (increased by any outstanding rollovers) by the appropriate life expectancy.

     By your required beginning date you must also elect whether you want your life expectancy recalculated or not recalculated. If you do not make this election by that time on a form provided by the Custodian, your life expectancy and your spouse's life expectancy (if the designated beneficiary) will not be recalculated.

     A nonspouse beneficiary's life expectancy is not recalculated.

     If recalculation is elected, a new life expectancy factor is determined each year based upon the ages of you and/or your spouse as of your birthdays during the year. If the person whose life is being recalculated dies, the life expectancy for that individual becomes zero in the year following the year of death. If recalculation is not chosen, the life expectancy is calculated by determining the life expectancy at the end of the first distribution year and subtracting I for each year which has elapsed since. If no recalculation is elected, the death of the participant or the beneficiary is disregarded.

     Required distributions from an IRA must satisfy the Minimum Distribution Incidental Benefit (MDIB) rule. The rule applies to an account owner whose beneficiary is someone other than a spouse and who elects a joint life expectancy payout.

     The MDIB rule requires that when determining the applicable life expectancy factor of an account owner and a nonspouse beneficiary, it is necessary to compare the factor from the joint life expectancy table to the applicable divisor from the MDIB table. The MDIB rule then requires the use of the smaller of the two factors.

     If the minimum distribution is not withdrawn in a timely manner, a non-deductible excess accumulation penalty tax of 50% will be assessed on the excess accumulation (the amount of the minimum distribution not withdrawn).

        If you have more than one IRA at the same or different financial institution(s), the minimum distribution must be calculated separately for each IRA. However. the minimum distribution from each IRA can be withdrawn from any one or more of your IRAs.


Distributions After Death

     If you die on or after the date when payments must have begun (your required beginning date) the payments to your beneficiary or estate must continue so that the funds will be distributed at least as rapidly as they would have been distributed if death had not occurred.

        If you die before the required beginning date, your beneficiary has the following options:

1. The beneficiary may withdraw the entire account balance in any manner so that the IRA is depleted by December 31 of the fifth year following the year of death.

2. The beneficiary may withdraw the funds in a series of payments over a period which does not exceed the beneficiary's life expectancy. These payments must begin by December 31 of the year following the year of death if the beneficiary is not your spouse or December 31 of the year you would have been age 70 1/2 (if later), if the beneficiary is your spouse. If there are multiple beneficiaries, the life expectancy of the beneficiary with the shortest single life expectancy (generally the oldest beneficiary) must be used.

     The designated beneficiary must elect a method of distribution on a form provided by the Custodian by December 31 of the year following the year of death. If an election is not made by that date, distributions will be made over the life expectancy of your designated beneficiary.

     If the beneficiary is the surviving spouse, then the election must be made by the earlier of December 31 of the fifth year after the year of death or December 31 of the year the Depositor would have attained age 70 1/2.

     If your beneficiary is your surviving spouse, he or she also has the option of electing to recalculate his or her life expectancy. If your surviving spouse does not make this election by December 31 following the year of your death, your surviving spouse's life expectancy shall not be recalculated.

     A spouse beneficiary may elect to roll over a distribution into his/her own IRA or to treat the IRA as his/her own.


Estate Tax Status of Distributions

     For deaths occurring after December 31, 1984, all funds held within an IRA will be included in your gross estate for federal estate tax purposes, regardless of the named beneficiary or manner of distribution. You should consult your tax advisor to determine the tax consequences of a distribution under state inheritance tax laws.


Gift Tax Status of IRA Contributions and Distributions

     For federal gift tax purposes, irrevocable beneficiary designations will not be treated as gifts. Again, you should consult your tax advisor to determine the tax consequences of an irrevocable beneficiary designation under state gift tax laws.


Penalty For Pledging the IRA as Security

     If you pledge an IRA as security for a loan, the portion so pledged is treated as being distributed to you in that year. In addition to any regular income tax that may be payable on the distribution, the 10% premature distribution penalty may be also applicable.


Penalty For Prohibited Transactions

     If you or your beneficiary engages in a prohibited transaction, as described in IRC Section 4975(c) with respect to IRAs, the IRA will lose its tax deferred status and you must include the fair market value of the IRA, as of the first day of the year, in your gross income for the year during which the prohibited transaction occurred. In addition to any regular income tax that may be payable, the 10% premature distribution penalty may also be applicable.


Withholding On Distributions

     The entire distribution (whether or not taxable) from your IRA will be subject to income tax withholding at the source. This means that unless you provide a written election to waive withholding, a part of each distribution (except transfers) will be withheld by the Custodian and paid to the government as a prepayment of your federal income tax liability for that year. The election to waive withholding does not apply to any distribution which is delivered outside the United States to a U.S. citizen. Certain exceptions apply if payments are made from an IRA to non-U.S. citizens, and if the appropriate certifications are made by them.


Filing Requirements

     Each year the Custodian will furnish you with a statement of account which will give the amount of the contribution to the IRA, earnings accumulated, distributions from the IRA and the total value of the IRA as of the end of the year. Information relating to contributions and withdrawals must be reported annually to the Internal Revenue Service by you or, in the case of a Spousal IRA, by the compensated spouse. You (or your compensated spouse) must also file Form 5329 (Return for Individual Retirement Savings Arrangement) with the Internal Revenue Service for each taxable year during which you are assessed any IRS penalty, and Form 8606 (Non-deductible IRA Contributions, IRA Basis, and Nontaxable Distributions) must be filed if non-deductible contributions are made to the IRA. The penalty for not filing Form 8606, when required, is $50.


IRS Approval of Plan's Format

     This IRA has been approved as to form by the Internal Revenue Service. The Internal Revenue Service approval is a determination only as to the form of the IRA, and does not represent a determination of the merits of the IRA.


Fees

     The fee for maintaining your IRA account is described in the IRA Application and may be changed from time to time, as provided in the Custodial Account Agreement.


Financial Information

     The growth in the value of the mutual fund investments held in your Parnassus IRA can neither be projected nor guaranteed. Growth in the value of your Parnassus IRA will depend entirely on your investment selections. The Fund(s) capital gains are distributed annually to shareholders. Dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund(s). Please refer to The Parnassus Fund or The Parnassus Income Trust prospectus for more detailed information.

                               ADOPTION AGREEMENT
                PARNASSUS INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT
--------------------------------------------------------------------------------

Article I

     The Custodian may accept additional cash contributions on behalf of the Depositor for a tax year of the Depositor. The total cash contributions are limited to $2,000 for the tax year unless the contribution is a rollover contribution described in section 402(c) (but only after December 31, 1992), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution to a simplified employee pension plan as described in section 408(k). Rollover contributions before January 1, 1993, include rollovers described in section 402(a)(5), 402(a)(6), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3), or an employer contribution  to a  simplified  employee  pension  plan as  described in section
408(k).


Article II

     The Depositor's interest in the balance in the custodial account is nonforfeitable.


Article III

1. No part of the custodial funds may be invested in life insurance contracts, nor may the assets of the custodial account be commingled with other property except in a common trust fund or common investment fund (within the meaning of section 408(a)(5)).

2. No part of the custodial funds may be invested in collectibles (within the meaning of section 408(m)) except as otherwise permitted by section 408(m)(3) which provides an exception for certain gold and silver coins and coins issued under the laws of any state.


Article IV

1. Notwithstanding any provision of this agreement to the contrary, the distribution of the Depositor's interest in the custodial account shall be made in accordance with the following requirements and shall otherwise comply with section 408(a)(6) and Proposed Regulations section 1.408-8, including the incidental death benefit provisions of Proposed Regulations
    section   1.401(a)(9)-2,   the  provisions  of  which  are  incorporated  by
    reference.

2. Unless otherwise elected by the time distributions are required to begin to the Depositor under paragraph 3, or to the surviving spouse under paragraph 4, other than in the case of a life annuity, life expectancies shall be recalculated annually. Such election shall be irrevocable as to the Depositor and the surviving spouse and shall apply to all subsequent years. The life expectancy of a nonspouse beneficiary may not be recalculated.

3. The Depositor's entire interest in the custodial account must be, or begin to be, distributed by the Depositor's required beginning date, (April 1 following the calendar year end in which the Depositor reaches age 70 1/2). By that date, the Depositor may elect, in a manner acceptable to the Custodian, to have the balance in the custodial account distributed in:

    (a) A single  sum  payment.

    (b) An annuity contract that provides equal or substantially equal monthly, quarterly, or annual payments over the life of the Depositor.

    (c) An annuity contract that provides equal or substantially equal monthly, quarterly, or annual payments over the joint and last survivor lives of the Depositor and his or her designated beneficiary.

    (d) Equal or substantially equal annual payments over a specified period that may not be longer than the Depositor's life expectancy.

    (e) Equal or substantially equal annual payments over a specified period that may not be longer than the joint life and last survivor expectancy of the Depositor and his or her designated beneficiary.

4. If the Depositor dies before his or her entire interest is distributed to him or her, the entire remaining interest will be distributed as follows:

    (a) If the Depositor dies on or after distribution of his or her interest has begun, distribution must continue to be made in accordance with paragraph 3.

    (b) If the Depositor dies before distribution of his or her interest has begun, the entire remaining interest will, at the election of the Depositor or, if the Depositor has not so elected, at the election of the beneficiary or beneficiaries, either

          (i) Be distributed by the December 31 of the year containing the fifth anniversary of the Depositor's death, or

          (ii) Be distributed in equal or substantially equal payments over the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31 of the year following the year of the Depositor's death. If, however, the beneficiary is the Depositor's surviving spouse, then this distribution is not required to begin before December 31 of the year in which the Depositor would have turned age 70 1/2.

    (c) Except where distribution in the form of an annuity meeting the requirements of section 408(b)(3) and its related regulations has irrevocably commenced, distributions are treated as having begun on the Depositor's required beginning date, even though payments may actually have been made before that date.

    (d) If the Depositor dies before his or her entire interest has been distributed and if the beneficiary is other than the surviving spouse. No additional cash contributions or rollover contributions may be accepted in the account.

5. In the case of a distribution over life expectancy in equal or substantially equal annual payments, to determine the minimum annual payment for each year, divide the Depositor's entire interest in the Custodial account as of the close of business on December 31 of the preceding year by the life expectancy of the Depositor (or the joint life and last survivor expectancy of the Depositor and the Depositor's designated beneficiary, or the life expectancy of the designated beneficiary, which-ever applies). In the case of distributions under paragraph 3, determine the initial life expectancy (or joint life and last survivor expectancy) using the attained ages of the Depositor and designated beneficiary as of their birthdays in the year the Depositor reaches age 70 1/2. In the case of a distribution in accordance with paragraph 4(b)(ii), determine life expectancy using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence.

6. The owner of two or more individual retirement accounts may use the "alternative method" described in Notice 88-38, 1988-1 C.B. 524, to satisfy the minimum distribution requirements described above. This method permits an individual to satisfy these requirements by taking from one individual retirement account the amount required to satisfy the requirement for another.


Article V

1. The Depositor agrees to provide the Custodian with information necessary for the Custodian to prepare any reports required under section 408(i) and Regulations sections 1.408-5 and 1.408-6.

2. The Custodian agrees to submit reports to the Internal Revenue Service and to the Depositor as prescribed by the Internal Revenue Service.


Article VI

     Not withstanding any other articles which may be added or incorporated, the provisions of Articles I through III and this sentence will be controlling. Any additional articles that are not consistent with section 408(a) and the related regulations will be invalid.


Article VII

     This agreement will be amended from time to time to comply with the provisions of the Code and related regulations. Other amendments may be made with the consent of the persons whose signatures appear below.


Article VIII

1. If the Depositor fails to make a written election of payment by his/her required beginning date, Parnassus will assume you have elected to satisfy your minimum mandatory distribution from IRA accounts at another institution. You assume full responsibility for satisfying your required distribution. There is a substantial penalty for excess accumulation (minimum distribution not withdrawn).

2. If the Depositor dies before the required beginning date, the designated beneficiary must irrevocably elect a method of distribution under Article IV4(b)(i) and (b)(ii) by the earlier of December 31 of the calendar year in which the life expectancy distributions must begin under Article IV-4(b)(ii) or December 31 of the calendar year which contains the fifth anniversary of the date of the Depositor's death.

3. Unless otherwise agreed upon, investments in this account are limited to mutual fund shares of the Custodian.

     IRS Form 5305-A

                     PARNASSUS INDIVIDUAL RETIREMENT ACCOUNT
                             ADOPTION AGREEMENT FORM
--------------------------------------------------------------------------------

I desire to establish a Parnassus IRA with Union Bank of California as custodian as described in Section 408(a) of the Internal Revenue Code of 1954, as amended, to provide for my retirement and for the support of my beneficiary(ies) in the event of my death.

PARTICIPANT
INFORMATION     ________________________________________________________________
                FIRST NAME                  MIDDLE                  LAST NAME
                ________________________________________________________________
                ADDRESS
                ________________________________________________________________
                CITY / STATE / ZIP
                _______________________     ____________________________________
                DAYTIME TELEPHONE           EVENING TELEPHONE

                                                       O MARRIED   O NOT MARRIED
                _____________  ______________________  _________________________
                DATE OF BIRTH  SOCIAL SECURITY NUMBER   MARITAL STATUS
                ________________________________________________________________
                EMPLOYER
                ________________________________________________________________
                EMPLOYER ADDRESS


                Minimum new account $500.00


TYPE OF IRA           o  Traditional IRA (maximum $2,000 per year contribution)

                      o  SEP-IRA (Please provide the following information)

                ______________________________________     _____________________
                EMPLOYER                                   TELEPHONE
                ________________________________________________________________
                EMPLOYER ADDRESS
                ________________________________________________________________
                CITY/STATE/ZIP
                __________________________________    __________________________
                EMPLOYER TAX IDENTIFICATION NUMBER    YOUR POSITION

IRA TRANSFER    o Transfer (Attach the Transfer  Authorization  Letter and
                  indicate investment selections. Refer to  page 19.)

ROLLOVER IRA    o Rollover IRA from another IRA  (Identify  the  source of the Rollover)

                ________________________________________________________________
                SOURCE OF ROLLOVER

                ________________________________________________________________
                (UPON SIGNING THIS AGREEMENT, THE PARTICIPANT CERTIFIES THAT THE CONTRIBUTION IS ELIGIBLE FOR ROLLOVER TREATMENT.)


                  Turn page for continuation of this agreement.

DIRECT ROLLOVER   o  Direct Rollover  from a Qualified Retirement Plan or 403(b)
                     account. (Identify the source of the Direct Rollover, including address of the custodian)

                ________________________________________________________________
                SOURCE OF DIRECT ROLLOVER / CUSTODIAN (OLD)
                _________________________________       ________________________
                ADDRESS                                 TELEPHONE

INVESTMENT      Please invest my IRA contribution as follows:
SELECTION
                  The Parnassus Fund:         $__________    For Tax Year: 19___

                  The Parnassus Income Trust:
                       Equity Income Fund     $__________
                       Fixed-Income Fund      $__________
                  Total Investment:           $__________


AUTOMATIC         o Please withdraw $____ from my bank account on the o3rd o18th
INVESTMENT PLAN     (check one) day of the  month and  invest  it in  my account
                    at  the  Fund.   I  want  this  done  o monthly  o quarterly
                    (check one). There is a $50 minimum. Automatic investments should not exceed the $2,000 IRA contribution limit. All contributions will be applied to the current calendar year.

                  Please indicate the type of account below by writing in the account number. Then, print the name, address and telephone number of your financial institution in the space provided.

                  _________________________________    _________________________
                  CHECKING ACCOUNT #                   SAVINGS ACCOUNT #
                  _________________________________    _________________________
                  NAME OF FINANCIAL INSTITUTION        TELEPHONE
                  ______________________________________________________________
                  ADDRESS
                  ______________________________________________________________
                  CITY/STATE/ZIP



                  If investing in more than one Fund, designate the Fund in which you wish to make your automatic investments.

                  ______________________________________________________________
                  Important:   Attach a voided personal check or savings deposit
                  slip to this application.


                  Financial Institution Authorization: I hereby authorize Parnassus to make debit entries to my account at the institution named above for the purpose of purchasing additional shares for the Fund account.


                  ______________________________________________________________
                  ACCOUNTHOLDER SIGNATURE



                  Turn page for continuation of this agreement.

STATEMENT OF          Rules  governing  the Statement of Intention are explained
INTENTION             in the prospectus  and, in more detail,  in  the Statement
(LETTER OF INTENT)    of  Additional  Information.  Fill this out  only  if  you intend to make additional investments  over  the  next  13 months.
                      o Although I am not obliged to do so,  it is my  intention to invest over a 13 month period the following amount in shares of the Fund (including this investment).

                           o $15,000    o $25,000    o $50,000    o $100,000
                           o $250,000   o $500,000   o $1,000,000

RIGHTS OF             I am  a  Parnassus shareholder  and qualify  for a reduced
ACCUMULATION          sales charge  based  on the  current  total  value  of  my related Parnassus account(s) plus today's investment.
                      Related Accounts:

                      ________________________    ______________________________
                      ACCOUNT #                   ACCOUNT NAME
                      ________________________    ______________________________
                      ACCOUNT #                   ACCOUNT NAME

TELEPHONE             I authorize the Fund,  its transfer  agent  and  principal
TRANSFERS             underwriter to honor telephone instructions believed to be
                      genuine  to  transfer  shares  for  my   IRA   account(s).
                      Telephone  transfers   must   be   between  accounts  with
                      identical registration. I agree that neither the Fund(s) nor any of its agents, affiliates and employees will be liable for any loss or damage for acting in good faith upon telephone instructions.

                      o Yes        o No

AGREEMENT             I certify that the social  security  number  indicated  on this form is correct and that I am not subject to backup withholding according to IRS regulations. (Note: Cross out previous sentence if it is incorrect.) I acknowledge having received and read the IRA disclosure statement and the prospectus of The Parnassus Fund and/or The Parnassus
                      Income Trust. I understand there is a custodian fee of $15 per year. I also understand that I am entitled to revoke this IRA plan within seven (7) days from today and receive back my entire contribution without reduction for fees, commissions or other expenses.


                      _______________________________________    _______________
                      ACCOUNTHOLDER SIGNATURE                    DATE


--------------------------------------------------------------------------------
For Dealer Use        We  hereby  authorize Parnassus  Investments to act as our
Only                  agent in  connection  with this  transaction  and agree to notify the distributor of any purchase made under a Statement of Intention or Rights of Accumulation.

                      _________________        _________________________________
                      INVESTMENT DEALER        REGISTERED REPRESENTATIVE (PRINT)

                      BY:__________________    _________________________________
                      (AUTHORIZED SIGNATURE)   ADDRESS OF BRANCH OFFICE

                      _____________________    _________________________________
                      BRANCH NUMBER            CITY / STATE / ZIP

                      _____________________    _________________________________
                      REPRESENTATIVE NUMBER    TELEPHONE


                    Turn page for designation of beneficiary.

                    PARNASSUS IRA DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

Individual Retirement Account of _______________________________________________

Any previous designation of death beneficiary is hereby revoked. I hereby designate the person(s) named below as beneficiary(ies) to receive on my death the value of the above IRA account. The sole survivor shall receive the entire balance. No contingent beneficiary has any interest in my account unless all primary beneficiaries predecease me. If no named beneficiary survives me, my estate shall be my beneficiary. I reserve the right to change my beneficiary(ies) at any time.

PRIMARY          The balance of the Account shall be distributed to such of
BENEFICIARY OR   the following persons as survive the  Participant  and the
BENEFICIARIES    date of distribution in the percentages indicated.

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT


ALTERNATIVE If none of the persons named above as "Primary Beneficiary or BENEFICIARY OR Beneficiaries" survives the Participant and the date of BENEFICIARIES distribution, the balance of the account shall be distributed to such of the following persons as survive the Participant and the date of distribution in the percentages indicated.

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 In the event that no named beneficiary survives the Participant and the date of distribution, the Account shall be distributed in a single payment to the estate of the Participant.

                 __________________________________________    _________________
                 SIGNATURE OF PARTICIPANT                      DATE
                 _______________________________________________________________
                 ADDRESS

                 If the participant is married and names as Primary Beneficiary any person other than, or in addition to, his or her spouse, written consent of the spouse is required below. It must be notarized.

                 ___________________         ________________
                 SIGNATURE OF SPOUSE         NOTARY SIGNATURE
                 ____________________________________________
                 DATE                                              NOTARY SEAL

                   PARNASSUS IRA TRANSFER AUTHORIZATION LETTER
--------------------------------------------------------------------------------
Use this form to transfer all or part of your existing IRA to The Parnassus Individual Retirement Account.

TO:              _______________________________________________________________
                 PRESENT TRUSTEE / CUSTODIAN
                 _______________________________________________________________
                 ADDRESS
                 ________________________________         ______________________
                 CITY / STATE / ZIP                       TELEPHONE

RE:              _______________________________________________________________
                 NAME OF PLAN OR FUND
                 ________________________________         ______________________
                 ACCOUNT NUMBER                           SOCIAL SECURITY NUMBER

FROM:            _______________________________________________________________
                 NAME ON YOUR ACCOUNT
                 _______________________________________________________________
                 YOUR ADDRESS
                 _______________________________________________________________
                 CITY / STATE / ZIP


                 Dear Current Trustee/Custodian:
                 Please convert to cash, assets held by you in the qualified retirement account identified above and o transfer o rollover these funds as indicated.

                                                       Quantity      Quantity to       Liquidate    Transfer
                 Asset Description/Account Type          in IRA     be Transferred    Immediately  at Maturity
                 ______________________________        ________     ______________         o            o
                 ______________________________        ________     ______________         o            o
                 ______________________________        ________     ______________         o            o

                 This transfer will (check one) o completely o partially close my IRA.

                 I am aware that penalties may be incurred if time deposits are liquidated prior to their maturity date.


AGE 70 1/2       The following transfer restrictions apply to this transaction:
RESTRICTIONS     1. Required Minimum Distribution.  I authorize the Custodian or
                    Trustee  named  above (Select one option.)
                    o to distribute my required minimum distribution to me prior to transferring my IRA assets.
Complete if you     o to segregate and  retain  my required minimum distribution
will be age           amount.
70 1/2 or older 2. Required Elections. (Complete only if you have reached your in the transfer required beginning date, i.e., April 1 following the year in
year.               which you turn age 70 1/2.)

                    a. My  oldest  primary   beneficiary  with  respect  to  the
                       transferring IRA is
                       _________________     ________________       ____________
                       NAME                  DATE OF BIRTH          RELATIONSHIP

                    b. My life expectancy o is o is not being recalculated.

                    c. The life expectancy of my spouse beneficiary  o is   o is
                       not being recalculated. o Not Applicable. I am aware that the elections indicated above become irrevocable as of my required beginning date and will apply to the IRA with the Custodian or Trustee indicated below.


                  Turn page for continuation of this agreement.

INVESTMENT
INSTRUCTIONS          Please invest the proceeds of this transfer as follows:

                           The Parnassus Fund                    ________%

                           The Parnassus Income Trust
                             Equity Income Fund                  ________%
                             Fixed-Income Fund                   ________%

                           Total                                     100 %
                                                                 --------


SIGNATURE          _________________________________        ____________________
                   ACCOUNTHOLDER SIGNATURE                  DATE


--------------------------------------------------------------------------------
For Parnassus      To:  Custodian or Trustee named above:
Investments Use
Only               Parnassus  is  authorized   to  accept  the  above  mentioned
                   account on behalf of Union Bank of California. Union Bank of California accepts its appointment as Custodian for the transfer/rollover described above. Direct any questions to Parnassus Investments at One Market-Steuart Tower #1600,
                   San Francisco, California 94105, (415) 778-0200.

                   Acceptance  for  Union  Bank  of  California   by  authorized
                   Parnassus Representative:


                   ______________________________________   ____________________
                   AUTHORIZED SIGNATURE                               DATE

                   _____________________________________________________________
                   PRINT NAME AND TITLE

                       PARNASSUS IRA WITHDRAWAL STATEMENT
--------------------------------------------------------------------------------

GENERAL
INFORMATION        _____________________________________________________________
                   ACCOUNT NUMBER
                   _______________________________     _________________________
                   NAME                                DATE OF BIRTH
                   _______________________________     _________________________
                   ADDRESS                             SOCIAL SECURITY NUMBER
                   _______________________________     _________________________
                   CITY / STATE / ZIP                  TELEPHONE

Complete the       _______________________________     _________________________
following only     BENEFICIARY'S NAME                  RELATIONSHIP
if you are a       _______________________________     _________________________
Beneficiary        ADDRESS                             DATE OF BIRTH
                   _______________________________     _________________________
                   CITY / STATE / ZIP                  SOCIAL SECURITY NUMBER


DISTRIBUTION       I direct the Custodian or Trustee to make a distribution from
REASON             the above account for the following reason:
                   o 1.  Early Distribution (Accountholder under age 59 1/2, not disabled and subject to the early distribution penalty)
                   o 2.  Early Distribution (Accountholder under age 59 1/2 with exception).
                   o 3.  Permanent Disability (Accountholder disabled within the meaning of section 72(m)(7) of the Internal Revenue
                         Code)
                   o 4.  Death  (Beneficiary of this  account  who  furnishes  a certified copy of the Death Certificate)
                   o 5.  Transfer  (Including  Transfer  Incident  To   Divorce)
                         Payable  to __________________________________________
                   o 6.  Section  1035 Exchange (Tax  free exchange of Insurance contracts within the meaning of Section 1035)
                   o 7.  Normal  Distribution.   For  which  tax  year  is   the
                         distribution being taken? 19_____ .
                   o 8.  Removal of Excess Contribution.  Was  the  contribution
                         made in prior year?   o Yes    o No
                         If "no," use code 8. If "yes," is the contribution being removed prior to the tax return due date of the year for which the contribution was made? o Yes (Use
                         code P.)   o No (Use code 8.)

DISTRIBUTION       I  instruct  the  Custodian or Trustee to distribute from the
AMOUNT             above account: (Check one.)
                   o 1.  The entire account balance
                   o 2.  $ ______________________ (fill in amount requested)
                   o 3.  Special Instructions: _________________________________
                         _______________________________________________________
                         _______________________________________________________
                         _______________________________________________________



                  Turn page for continuation of this agreement.

WITHHOLDING       Please see the Withholding  Notice  Information.  Complete for
ELECTION          any distribution, except a transfer. Check one.
                  o  1.  Withhold Federal income tax of __________(not less than
                         10 percent) from the amount withdrawn.
                  o  2.  Effective ______________________________ ,  I elect not to have Federal income tax withheld. I understand that I am still liable for the payment of federal income tax on the amount received. I also understand that I may be subject to federal income tax penalties under the estimated tax payment rules if my payments of the estimated tax and withholding are insufficient.


SIGNATURES        I  certify  that  I am  the proper party to receive payment(s)
                  from this IRA and that all information  provided by me is true and accurate.  I further certify that no tax advice  has  been
                  given to me  by  the  Custodian  or  Trustee.   All  decisions
                  regarding this withdrawal are my own. I expressly assume the responsibility for any adverse consequences which may arise from this withdrawal and I agree that the Custodian or Trustee shall in no way be held responsible.

                   ___________________________________________   _______________
                   ACCOUNTHOLDER OR BENEFICIARY                  DATE

                   ___________________________________________   _______________
                   AUTHORIZED SIGNATURE - CUSTODIAN OR TRUSTEE   DATE

                                  THE PARNASSUS
                                       IRA
                         One Market-Steuart Tower #1600
                         San Francisco, California 94105
                                  800-999-3505
                                  415-778-0200

                             THE PARNASSUS ROTH IRA
                           INFORMATION & APPLICATION
================================================================================


What You Should Know

     What is a ROTH IRA? A ROTH IRA is an Individual Retirement Account that allows you to put away money for your retirement and have the earnings be tax-exempt. Contributions to the account are not tax-deductible, however, after meeting certain age and time requirements, redemptions of both principal and earnings are totally tax-free.

     Are there different types of ROTH IRA's? If you have earned income and meet certain requirements you may establish a ROTH IRA to receive annual contributions. See Contributory ROTH IRA for a complete description. You may want to establish a Contributory ROTH IRA if you are a nonworking individual who has a spouse who has earned income. See Spousal ROTH IRA. You may also establish a ROTH IRA to receive rollover contributions. See Rollover ROTH IRA.


Contributory ROTH IRA

     Who can open a Contributory ROTH IRA? Anyone who earns wages or a salary (even if self-employed) can open and contribute to a ROTH IRA - there are no age limits as with a Traditional IRA. If you are married and file a joint return, you can both open a Parnassus ROTH IRA even though your spouse has no earned income. You may contribute to a ROTH IRA even though you are an active participant in an employer-sponsored retirement plan, a government retirement plan, the social security system or the railroad retirement system, or are receiving any type of retirement benefits.

     How much can I contribute to a ROTH IRA? You can put up to $2,000 a year into your ROTH IRA but not more than you earn for the year. If you are married, both you and your spouse can contribute up to $2,000 each, but no more than your combined earned income for the year. The annual $2,000 limit is reduced by any contribution made to a Traditional Contributory IRA. Also, contributions to a ROTH IRA are phased out based on your adjusted gross income (AGI) for the taxable year as follows:

       Married Taxpayers                                      Married Taxpayers
        Filing Jointly             Single Taxpayers           Filing Separately

      $150,000 - $160,000         $95,000 - $110,000            $0 - $10,000

     Earned income is considered:

     o   All wages and salary you earn from employment;

     o   Income from tips, professional fees, bonuses, and commissions;

     o Money earned as sole proprietor or partner for personal services rendered; and

     o   Alimony which you report on your taxes.


     Earned income does not include:

     o Money you receive from pensions, annuities or other types of deferred compensation; and

     o Earnings on investments, interest, dividends or rental income, and proceeds from the sale of investments.


Spousal ROTH IRA

     What is a Spousal ROTH IRA? Spousal ROTH IRA contributions are made for individuals who are married and have no earned income or very little earned income (referred to as "noncompensated spouses"), who would not be able to make a substantial IRA contribution based on their own income. To be eligible to contribute to a Spousal ROTH IRA, the following requirements must be met:

     o   The couple must be married;

     o   One spouse must have compensation or earned income;

     o   A ROTH IRA must be established for the noncompensated spouse.

     The combined yearly spousal contribution limit for both spouses is the lesser of $4,000 or the couple's combined earned income.

Rollover ROTH IRA

     What is a Rollover ROTH IRA? There are two types of Rollover ROTH IRA's -- ROTH IRA to ROTH IRA and Traditional IRA to ROTH IRA. There is no yearly limit on the amount that may be put into a Rollover ROTH IRA.

     A ROTH IRA may not be rolled over to a Traditional IRA. Also, balances in an employer's qualified retirement plan may not be rolled over into a ROTH IRA.

     ROTH IRA to ROTH IRA Rollover -- This transaction involves a distribution from one ROTH IRA and a subsequent purchase of another ROTH IRA. The entire transaction must take place within 60 days and you are allowed to make a ROTH IRA to ROTH IRA rollover only once in any 12-month period.

     Traditional  IRA to ROTH  IRA  Rollover  -- An IRA  holder  may  roll  over
(convert) their Traditional IRA to a ROTH IRA. The 60-day rule does apply, however, the rule allowing only one rollover per 12-month period does not. You cannot make a Traditional IRA to ROTH IRA rollover if:

     o   your Adjusted Gross Income for the taxable year exceeds $100,000, or

     o   you are married, but file separate income tax returns.

IMPORTANT NOTE:  The IRA holder must pay tax on all pre-tax dollars  distributed from the Traditional IRA.

     If this rollover takes place during 1998, the IRA holder may spread the tax burden ratably over a four-year period. There would be no 10 percent early distribution penalty if the IRA holder is under 59 1/2. Converted Traditional
IRA amounts must be accounted for separately until the ROTH IRA has been established for five years.

     An individual cannot roll over a qualified retirement plan or 403(b) plan distribution to a ROTH IRA. However, an individual can roll from a qualified plan to a Traditional IRA and then roll (convert) the amounts in the Traditional IRA into a ROTH IRA.

     Can I transfer my ROTH IRA? Transfers of cash or Parnassus shares can be made from one ROTH IRA to another ROTH IRA. You must instruct the current custodian to transfer the ROTH IRA funds to the new trustee or custodian. As long as none of the funds are distributed to you, and the transfer is made directly between custodians or trustees, the transfer will not be classified as a distribution and no government reporting will be done by Parnassus. There is no limit on the number of times a ROTH IRA can be transferred.

     If I cannot take a deduction for my ROTH IRA contribution, why should I contribute? The greatest benefit of a ROTH IRA is that all earnings will be tax-free upon distribution. This can make a big difference. The longer the contribution is in the IRA and the more it earns, the bigger the benefit. Also, consider the goal of an IRA which is to provide enough money to live comfortably during retirement. By making regular contributions to an IRA, you can provide for that comfortable retirement.

     When can I withdraw? You can withdraw from your ROTH IRA at any time, but withdrawals of earnings that do not meet certain criteria (i.e., a non-qualified distribution) would be taxed and may incur a 10% distribution penalty.

     What is a Qualified Distribution? A distribution of assets from a ROTH IRA may be taken tax free for qualified distributions. A qualified distribution is a distribution of assets that are held in a ROTH IRA for at least five taxable years (beginning with the first taxable year for which the ROTH IRA holder made a contribution) and one of the following events occurs:

     o   attainment of age 59 1/2,

     o   disability,

     o   the purchase of a first home, or

     o   death.

     What is a Non-Qualified Distribution? When an IRA holder takes a distribution from their ROTH IRA, the basis in the ROTH IRA (the amount that was already taxed) is distributed first and is tax and penalty-free. Once the basis is distributed, the earnings are distributed. If the distribution is not a qualified distribution, any earnings distributed would be subject to taxes and, unless the ROTH IRA holder meets an exception, subject to the 10 percent early distribution penalty. However, non-qualified distributions of earnings will, apparently, be penalty-free (but still taxable) if the ROTH IRA holder meets any one of the IRC Sec.72(t) exceptions to the 10 percent early distribution penalty (i.e., death, disability, substantially equal periodic payments, attainment of age 59 1/2, education expenses, first time homebuyer expenses, health insurance and medical expenses).

     Tax Questions About ROTH IRA's? The customer representatives at Parnassus are happy to help you with your questions about IRA's, however, neither Parnassus Investments nor Union Bank of California (custodian) is responsible for determining or maintaining records regarding your eligibility for tax benefits. You may want to contact a qualified tax professional before opening a ROTH IRA. For more information, you may contact your local office of the Internal Revenue Service. For more detailed information request IRS Publication 590, Individual Retirement Arrangements, by calling the IRS at 1-800-TAX-FORM.

     What investment options do I have? Parnassus offers three socially responsible investment alternatives for your ROTH IRA. Your retirement funds can be invested in one or any combination of the following:

                  The Parnassus Fund

                  The Parnassus Fund's investment objective is long-term growth. Since the Fund seeks growth of capital, investors assume a moderate amount of risk. All investments in The Parnassus Fund are subject to a sales charge (maximum 3.5%).

                  The Parnassus Income Trust

                  The Parnassus Income Trust's investment objective is current income and capital preservation or capital appreciation. The Income Trust is more conservative and assumes less risk than The Parnassus Fund. The Parnassus Income Trust offers two funds for IRA investments:

                  The Equity Income Fund invests in stocks and convertible stocks and bonds. Its objectives are both current income and capital appreciation.

                  The Fixed-Income Fund invests in bonds and other fixed-income securities. Its objective is a high level of current income consistent with safety and capital preservation.

                  Under normal circumstances, the Fixed-Income Fund will have the highest yield. While the yield of the Equity Income Fund will normally be somewhat lower than the yield of the Fixed-Income Fund, the Equity Income Fund has the potential to provide capital appreciation since it invests in stocks. There is no sales charge for either fund of the Parnassus Income Trust.

     Our investment selections provide you with a flexible retirement savings program that can easily be tailored to your changing investment objectives or changing market conditions. For more detailed information, please refer to the prospectus for the Fund you are interested in.

     Can I make contributions to my ROTH IRA automatically? Yes. Parnassus offers automatic investment plans. You may arrange to have contributions of $50 or more automatically deducted from your checking or savings account and invested in your ROTH IRA. All automatic contributions are considered contributions for the current tax year. When setting up your investment plan, make sure not to exceed your $2,000 contribution limit.

     Are there any special fees? There is a custodial fee of $15.00 a year for maintaining the IRA. There is also a sales charge (maximum of 3.5%) on investments in the Parnassus Fund. There is no sales charge for investments in the Parnassus Income Fund. If you decide to have more than one IRA account, we will only charge you one custodial fee.

     How do I open an account? First, read the Parnassus Fund or the Parnassus Income Trust prospectus that preceded or accompanied this brochure. Use that information to determine which investment option is right for you. Also read the Disclosure Statement contained in this brochure. Then fill out and sign the IRA Adoption Agreement and Beneficiary Form. Finally, mail your completed forms along with a check in the amount of your initial investment, a minimum of $500, to: Parnassus Investments, One Market-Steuart Tower #1600, San Francisco, CA 94105.

     Want more information? Call Parnassus at 800-999-3505. If you have questions about whether a ROTH IRA is appropriate for you or about personal tax consequences of a contribution to any type of IRA, you should contact the Internal Revenue Service or consult a tax adviser.

Instructions For Opening A Parnassus IRA

1. Read The Parnassus Fund or The Parnassus Income Trust prospectus carefully before making an investment. Also, be sure to read the Disclosure Statement in this brochure; it covers some very important information on the Parnassus ROTH IRA. If you have any questions about the tax consequences of setting up a ROTH IRA, you should consult a tax adviser.


2. Fill out and sign the Parnassus ROTH IRA Adoption Agreement Form and Designation of Beneficiary Form. Be sure to designate whether your purchase is for a Contributory ROTH IRA or a Rollover ROTH IRA. If you are opening both a regular and spousal ROTH IRA, you must fill out two separate Agreements.


3. Make your check out to The Parnassus Fund or The Parnassus Income Trust and send it with all the forms to: Parnassus, One Market-Steuart Tower #1600, San Francisco, California 94105.


     Union Bank of California will act as custodian of your account, however, do not send any correspondence or transaction requests to Union Bank (including transfer requests) as the accounts are maintained at Parnassus. Parnassus Investments will send you a confirmation that your money has been received and that the IRA has been established.

                THE PARNASSUS ROTH INDIVIDUAL RETIREMENT ACCOUNT
                              DISCLOSURE STATEMENT
--------------------------------------------------------------------------------

General

     Your ROTH Individual Retirement Account (ROTH IRA) is a custodial account for the benefit of you or your beneficiaries. The custodian of the ROTH IRA is named on the ROTH IRA Adoption Agreement Form.

     Internal Revenue Service (IRS) regulations require that you be given this Disclosure Statement to assure that you are made aware of some of the statutory rules governing a ROTH IRA.

     Because the rules with respect to IRA's are very complex and because misunderstanding or disregarding the rules may have serious tax implications, you should consult your own tax advisor if you have questions about the information contained in this disclosure statement. Further information can also be obtained from any district office of the Internal Revenue Service.

     When you sign the ROTH IRA Adoption Agreement, you agree to the terms and conditions described in this booklet, including this Disclosure Statement and the Custodial Agreement.


Right to Revoke

     You may revoke your ROTH IRA at any time within seven (7) calendar days after you signed the ROTH IRA Adoption Agreement. You may not revoke a contribution made to an existing ROTH IRA.

     To revoke the ROTH IRA, mail or deliver a written notice of revocation to:

     Parnassus Investments
     One Market - Steuart Tower #1600
     San Francisco, CA 94105

     We cannot accept a verbal notice of revocation. However, if you have any questions about revoking your ROTH IRA you may call us at 800-999-3505 or in the San Francisco Bay Area 415-778-0200. When we receive your written revocation, we will return the entire amount you deposited. Any amount earned on the account is forfeited and the revocation is reported to the IRS.

     If you mail the notice, we consider it mailed on the date postmarked (provided it is mailed first class, postage prepaid and properly addressed) or, if by certified or registered mail, the date of certification or registration. You may also send the revocation via a delivery service using overnight or two-day service.


The ROTH IRA

     Union Bank of California is the custodian of ROTH IRA accounts invested directly with Parnassus Investments, however, all ROTH IRA requests must be sent to Parnassus at One Market- Steuart Tower #1600, San Francisco, CA 94105. Contributions (other than rollover contributions) in any taxable year, must be in cash and may not exceed the lesser of 100% of your earned income or $2,000. Your income tax filing deadline, not including extensions, is the deadline for making contributions for a prior year. You are not permitted to make a contribution for a prior year after your tax filing deadline, usually April 15, even if you have obtained an extension for filing your personal tax return.

     All of your contributions will be held in the name of Union Bank of California as Custodian for your benefit, and will be invested as you direct us. These accounts may not be set up as "joint tenancy" accounts or for the benefit of someone other than the participant until after the participant's death. Your interest in the assets of your ROTH IRA cannot be given away or pledged. Such action may be considered an IRA distribution and trigger any applicable tax or penalty consequences.


Contributory ROTH IRA

     You may establish a Contributory ROTH IRA if you have earned income even though you have attained the age of 70 1/2. If you or your spouse work, you may each establish your own Contributory ROTH IRA and contribute the lesser of $2,000 or 100% of your earned income for that year to each IRA.

     However, the annual $2,000 limit is reduced by any contribution made to a Regular Contributory IRA. Also, contributions to a ROTH IRA are phased out based on your adjusted gross income (AGI) for the taxable year as follows:

  Married Taxpayers                        Married Taxpayers
   Filing Jointly      Single Taxpayers    Filing Separately
  $150,000-$160,000    $95,000-$110,000       $0-$10,000


Earned income is considered:

o   All wages and salary you earn from employment;

o   Income from tips, professional fees, bonuses, and commissions;

o   Money earned as sole  proprietor or partner for personal  services rendered;
    and

o   Alimony which you report on your  taxes.

Earned  income does not  include:

o Money you receive from pensions, annuities or other types of deferred compensation; and

o Earnings on investments, interest, dividends or rental income, and proceeds from the sale of investments.

    You may contribute to a ROTH IRA even if you are an active participant in an employer sponsored retirement plan, a government retirement plan, the social security system, or the railroad retirement system or are receiving any type of retirement benefits.


Spousal ROTH IRA

     Spousal ROTH IRA contributions are made for married individuals who have no earned income or very little earned income (referred to as "noncompensated spouses"), who would not be able to make a substantial IRA contribution based on their own income. To be eligible to establish a Spousal ROTH IRA the following requirements must be met:

o   The couple must be married;

o   One spouse must have compensation  or  earned  income;

o   A ROTH  IRA  must  be  established  for the noncompensated spouse.

     If these eligibility rules are met, a contribution can be made.

     The combined spousal contribution limit is the lesser of $4,000 or the couple's combined earned income. For the compensated spouse the contribution is the lesser of $2,000 or 100% of his or her earned income. If the eligibility rules are met, the noncompensated spouse may receive a contribution of the lesser of $2,000 or the combined compensation of both spouses, reduced by the IRA contribution of the compensated spouse.


Tax Treatment of Contributions

     No income tax deduction is allowed for a contribution to a ROTH IRA.


Rollover ROTH IRA

     A Rollover ROTH IRA contribution may exceed the $2,000 contribution limit. There are two types of Rollover ROTH IRA's; "ROTH IRA to ROTH IRA" and "Traditional IRA to ROTH IRA". A ROTH IRA may not be rolled over to a Regular IRA. Also, rollover to a ROTH IRA from an employer's qualified retirement plan is not allowed.

     ROTH IRA to ROTH IRA Rollover -- In order for the rollover to be effective, you must complete it within 60 days after the day you receive the distribution from the original ROTH IRA. You are allowed to make a ROTH IRA to ROTH IRA Rollover only once in any 12-month period. Each ROTH IRA Plan (not each account under the ROTH IRA) is treated separately when applying the 12-month rule. Therefore, you can take one rollover distribution from each of your ROTH IRA Plans (not each account under the ROTH IRA) per 12-month period. This restriction is on the distributing ROTH IRA and not the receiving ROTH IRA, (i.e., the same ROTH IRA could receive two ROTH IRA to ROTH IRA rollover contributions in the same 12-month period so long as the two rollover contributions came from different ROTH IRA plans.)

     Traditional IRA to ROTH IRA Rollover -- If you roll over your Regular IRA to a ROTH IRA, that rollover is disregarded for purposes of the rule allowing only one rollover in a 12-month period. However, the 60-day rule does apply. You can not make a Traditional IRA to ROTH IRA rollover if (a) your AGI for the taxable year exceeds $100,000, or (b) you are married, but file a separate income tax return. The IRA holder must pay tax on all pre-tax dollars distributed from the Traditional IRA. If you meet the eligibility rules and convert your Traditional IRA to a ROTH IRA prior to January 1, 1999 any amount required to be included in your gross income can be taken into income ratably over four years. If you are under age 59 1/2 the 10 percent early distribution penalty tax will not apply.


ROTH IRA Investments

     You may direct your ROTH IRA contributions to any one or more of the following mutual funds: The Parnassus Fund or The Parnassus Income Trust (Equity Income or Fixed-Income Funds).


Tax Questions About ROTH IRA's

     Neither Parnassus Investments nor Union Bank of California is responsible for determining or maintaining records regarding your eligibility for tax benefits. You may want to contact a qualified tax professional before opening a ROTH IRA. For more information you may contact your local office of the Internal Revenue Service (IRS). For more detailed information request IRA Publication 590, Individual Retirement Arrangements, by calling the IRS at 1-800-TAX-FORM.


Distributions

     There are two types of distributions from a ROTH IRA, a "Qualified Distribution" and a "Non- Qualified Distribution."

     Qualified Distribution -- A Qualified Distribution is not included in your gross income and is not subject to the additional 10% early withdrawal penalty tax. A Qualified Distribution may be made after a five-taxable-year period beginning with the first taxable year for which you made a contribution to your ROTH IRA and meet one of the following:

o   made on or after you reach age 59 1/2;

o   made on account of death or disability as defined in IRC Sec. 72(m); or

o   made as a qualified first-time homebuyer distribution.

    Definitions

    Five years in the ROTH IRA -- To satisfy the 5-year rule, a qualified distribution may not be taken before the end of the five-tax-year period beginning with the first tax year for which you (or your spouse) made a contribution to the ROTH IRA. Because contributions for a prior tax year can be made until your tax filing deadline (usually April 15) the five-year holding period begins to run with the year to which the contribution relates, not the year in which the contribution is actually made.

    Disability - IRC Sec. 72(m) -- the person must provide written proof that he or she is unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or to be of long, continued and indefinite duration.

    First-Time Homebuyer -- In order to be considered a first-time homebuyer, you (and your spouse if married) must not have had an ownership interest in a principal residence during a two-year period ending on the date that the new home is acquired.

    Qualified   First-Time   Homebuyer   Distribution  --  Qualified  first-time
    homebuyer distributions are withdrawals of up to $10,000 during your lifetime that are used within 120 days of withdrawal to buy, build or rebuild a "first" home that will be the principal residence for you, your spouse, any child, grandchild, or ancestor of yours or your spouse. (Note:
    If there is a delay or cancellation of the purchase or construction of the first home, the amount of the distribution may be contributed back into a ROTH IRA within 120 days of receipt.

    Non-Qualified Distribution -- If you receive a distribution prior to one of the events listed above, the distribution is treated as made from contributions first. Therefore, no portion of the distribution is treated as taxable until the total of all distributions from the ROTH IRA exceed the amount of contributions made to the ROTH IRA. At that time normal income tax and the 10-percent premature distribution penalty tax would apply to the taxable portion of the distribution.


Excess Contribution Withdrawal

     A contribution made to a ROTH IRA is an excess contribution if the contribution exceeds the individual's allowable contribution amount. The excess amount must be corrected. The portion of the contribution that is in excess will be assessed a 6% nondeductible excise tax (IRC Sec. 4973). This tax is payable by you for each year the excess is permitted to remain in the IRA. However, you may avoid the penalty if the excess contribution and all earnings, are removed from the IRA before the due date for filing the federal income tax return, including extensions, for the year for which the excess contribution was made.


Trustee-to-Trustee

     Transfers of cash or Parnassus shares can be made from one ROTH IRA to another ROTH IRA. The current custodian will transfer the ROTH IRA funds to the new trustee or custodian. As long as none of the funds is distributed to you, and the transfer is made directly between custodians or trustees, the transfer will not be classified as a distribution and no government reporting will be done by Parnassus.

     If you wish to transfer ROTH IRA assets to Parnassus, we will need your authorization to request that your ROTH IRA be liquidated and transferred (or transferred in kind) to us from your current trustee or custodian. We will ask you to sign a ROTH IRA Transfer Authorization Letter and open a Parnassus ROTH IRA account if you do not already have one.

     If you choose to transfer your Parnassus ROTH IRA to another trustee or custodian, Parnassus will required a Transfer Letter from the successor trustee or custodian. The Transfer Letter must have your original signature giving us authorization to transfer your ROTH IRA and the successor trustee's signature and statement that they will accept your ROTH IRA into a ROTH IRA account you have established with them.


Prohibited Transactions

     Your IRA is exempt from tax unless you engage in a prohibited transaction. A prohibited transaction is any improper use of your IRA. ROTH IRA account holders are subject to the prohibited transaction rules, but not the penalty tax, of Sec. 4975 of the IRC. Examples of prohibited transactions with a ROTH IRA are as follows:

o   Borrowing from it;

o   Selling  property  to it or buying  property  from it;

o   Receiving  more than reasonable compensation for managing it; or

o   Using it as security for a loan.


Reporting Requirements

     Each year Parnassus will furnish you with a statement of account which will give the amount of the contribution to the ROTH IRA, earnings accumulated, distributions from the IRA and the total value of the ROTH IRA as of the end of the year. Information relating to contributions and withdrawals must be reported annually to the Internal Revenue Service by you.

     If you withdrew $10 or more during the year, the distribution is reported on IRS Form 1099-R by January 31 of the following year. A copy is supplied to you.

     IRS Form 5498 "Individual Retirement Arrangement Information" is prepared annually for the previous calendar year and mailed to you by May 31 of the following year. This report provides contribution and fair market value information for you and the IRS.


IRS Approval of Plan's Format

     This IRA Plan has been approved as to form by the Internal  Revenue Service
(IRS). The IRS approval is a determination only as to the form of the ROTH IRA and does not represent a determination of the merits of the ROTH IRA.


Fees

     The fee for maintaining your ROTH IRA Plan is described in the IRA Application and may be changed from time to time, as provided in the Custodial Account Agreement.


Financial Information

     The growth in the value of the mutual fund investments held in your Parnassus ROTH IRA can neither be projected nor guaranteed. Growth in the value of your Parnassus ROTH IRA will depend entirely on your investment selections. The Fund(s) capital gains are distributed annually to shareholders. Dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund(s). Please refer to The Parnassus Fund or The Parnassus Income Trust prospectus for more detailed information.

                               ADOPTION AGREEMENT
           THE PARNASSUS ROTH INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT
--------------------------------------------------------------------------------

Article I

1. If this ROTH IRA is not designated as a ROTH CONVERSION IRA, then, except in the case of a rollover contribution described in section 408A(e), the custodian will accept only cash contributions and only up to a maximum amount of $2,000 for any tax year of the participant.

2. If this ROTH IRA is designated as a ROTH CONVERSION IRA, no contributions other than IRA Conversion Contributions will be accepted.


Article II

     The $2,000 limit described in Article I is gradually reduced to $0 between certain levels of adjusted gross income (AGI). For a single participant, the $2,000 annual contribution is phased out between AGI of $95,000 and $110,000; for a married participant who files jointly, between AGI of $150,000 and $160,000; and for a married participant who files separately, between $0 and $10,000. In the case of a conversion, the custodian will not accept IRA Conversion Contributions in a tax year if the participant's AGI for that tax year exceeds $100,000 or if the participant is married and files a separate return. Adjusted gross income is defined in section 408A(c)(3) and does not include IRA Conversion Contributions.


Article III

     The participant's interest in the balance in the custodial account is nonforfeitable.


Article IV

1. No part of the custodial funds may be invested in life insurance contracts, nor may the assets of the custodial account be commingled with other property except in a common trust fund or common investment fund (within the meaning of section 408(a)(5)).

2. No part of the custodial funds may be invested in collectibles (within the meaning of section 408(m)) except as otherwise permitted by section 408(m)(3), which provides an exception for certain gold, silver, and platinum coins, coins issued under the laws of any state, and certain bullion.


Article V

1. If the participant dies before his or her entire interest is distributed to him or her and the grantor's surviving spouse is not the sole beneficiary, the entire remaining interest will, at the election of the participant or, if the participant has not so elected, at the election of the beneficiary or beneficiaries, either:

    (a) Be distributed by December 31 of the year containing the fifth anniversary of the participant's death, or

    (b) Be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following the year of the participant's death.

    If distributions do not begin by the date described in (b), distribution method (a) will apply.

2. In the case of distribution method 1.(b) above, to determine the minimum annual payment for each year, divide the grantor's entire interest in the trust as of the close of business on December 31 of the preceding year by the life expectancy of the designated beneficiary using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence and subtract 1 for each subsequent year.

3. If the participant's spouse is the sole beneficiary on the participant's date of death, such spouse will then be treated as the participant.


Article VI

1. The participant agrees to provide the custodian with information necessary for the custodian to prepare any reports required under sections 408(I) and 408A(d)(3)(E), Regulation sections 1.408-5 and 1.408-6, and under guidance published by the Internal Revenue Service.

2. The custodian agrees that Parnassus Investments will submit reports to the Internal Revenue Service and the participant as prescribed by the Internal Revenue Service.


Article VII

    Notwithstanding any other articles which may be added or incorporated, the provisions of Articles I through IV and this sentence will be controlling. Any additional articles that are not consistent with section 408A, the related regulations, and other published guidance will be invalid.


Article VIII

     This agreement will be amended from time to time to comply with the provisions of the Code, related regulations, and other published guidance. Other amendments may be made with the consent of the person whose signature appears on the Account Adoption Agreement Form.



     IRS Form 5305-RA

                  PARNASSUS ROTH INDIVIDUAL RETIREMENT ACCOUNT
                             ADOPTION AGREEMENT FORM
--------------------------------------------------------------------------------

I desire to establish a Parnassus ROTH IRA with Union Bank of California as custodian as described in Section 408A of the Internal Revenue Code, as amended, to provide for my retirement and for the support of my beneficiaries in the event of my death.

PARTICIPANT
INFORMATION     ________________________________________________________________
                FIRST NAME                  MIDDLE                  LAST NAME
                ________________________________________________________________
                ADDRESS
                ________________________________________________________________
                CITY / STATE / ZIP
                _______________________     ____________________________________
                DAYTIME TELEPHONE           EVENING TELEPHONE

                                                       O Married   O Not Married
                _____________    ___________________   _________________________
                DATE OF BIRTH    SOCIAL SECURITY NO.   MARITAL STATUS
                ________________________________________________________________
                EMPLOYER
                ________________________________________________________________
                EMPLOYER ADDRESS


                Minimum  new  account $500.00   Maximum  contribution  per  year
                $2,000.00


IRA TRANSFER    o Transfer my ROTH IRA to a Parnassus ROTH IRA.
                  (Attach   the  Transfer/Rollover   Authorization   Letter  and
                  indicate investment selections.)

ROLLOVER IRA    o  ROTH IRA to ROTH IRA. Enclose a check.
                   By signing this agreement the participant certifies that the contribution is eligible for rollover treatment.

ROTH            o  Traditional IRA to ROTH IRA. (Conversion rollover)
CONVERSION IRA     Select one of the following:
                    o  Enclose a check.
                    o  Attach the Transfer/Rollover Authorization Letter
                    o  Convert my Parnassus Traditional IRA to a Parnassus
                       ROTH IRA

                    _______________________________    $________________________
                    ACCOUNT #                          AMOUNT TO ROLLOVER

INVESTMENT      Please invest my ROTH IRA contribution as follows:
SELECTION
                  The Parnassus Fund:         $__________    For Tax Year: 19___


                  The Parnassus Income Trust:
                       Equity Income Fund     $__________
                       Fixed-Income Fund      $__________
                  Total Investment:           $__________


                  Turn page for continuation of this agreement.

STATEMENT OF       Rules  governing  the Statement of Intention are explained in
INTENTION (LETTER  the  prospectus  and, in  more  detail, in  the  Statement of
OF INTENT)         Additional  Information.  Fill this out only if you intend to make additional investments over the next 13 months.
                   o Although I am not obliged to do so,  it is my  intention to invest over a 13 month period the following amount in shares of the Fund (including this investment).
                        o $15,000    o $25,000    o $50,000    o $100,000
                        o $250,000   o $500,000   o $1,000,000

RIGHTS OF         I  am a  Parnassus shareholder and qualify for a reduced sales
ACCUMULATION      charge  based  on  the  current  total  value  of  my  related
                  Parnassus account(s) plus today's investment.
                  Related Accounts:
                  __________________________      ______________________________
                  ACCOUNT #                       ACCOUNT NAME
                  __________________________      ______________________________
                  ACCOUNT #                       ACCOUNT NAME

AUTOMATIC         o Please withdraw $____ from my bank account on the o3rd o18th
INVESTMENT PLAN     (check one) day of the  month and  invest  it in  my account
                    at  the  Fund.   I  want  this  done  o monthly  o quarterly
                    (check one). There is a $50 minimum. Automatic investments should not exceed the $2,000 IRA contribution limit. All contributions will be applied to the current calendar year.

                  Please indicate the type of account below by writing in the account number. Then, print the name, address and telephone number of your financial institution in the space provided.

                  _________________________________    _________________________
                  CHECKING ACCOUNT #                   SAVINGS ACCOUNT #
                  _________________________________    _________________________
                  NAME OF FINANCIAL INSTITUTION        TELEPHONE
                  _________________________________    _________________________
                  ADDRESS                              CITY/STATE/ZIP


                  If investing in more than one Fund, designate the Fund in which you wish to make your automatic investments.

                  ______________________________________________________________
                  Important:   Attach a voided personal check or savings deposit
                  slip to this application.


                  Financial Institution Authorization: I hereby authorize Parnassus to make debit entries to my account at the institution named above for the purpose of purchasing additional shares for the Fund account.


                  ______________________________________________________________
                  ACCOUNTHOLDER SIGNATURE



                  Turn page for continuation of this agreement.

TELEPHONE             I authorize the Fund,  its transfer  agent  and  principal
TRANSFERS             underwriter to honor telephone instructions believed to be
                      genuine  to  transfer  shares  for  my   IRA   account(s).
                      Telephone  transfers   must   be   between  accounts  with
                      identical registration. I agree that neither the Fund(s) nor any of its agents, affiliates and employees will be liable for any loss or damage for acting in good faith upon telephone instructions.

                      o Yes        o No

AGREEMENT             I certify that the social  security  number  indicated  on this form is correct and that I am not subject to backup withholding according to IRS regulations. (Note: Cross out previous sentence if it is incorrect.) I acknowledge having received and read the ROTH IRA disclosure statement and the prospectus of The Parnassus Fund and/or The
                      Parnassus Income Trust. I understand there is a custodian fee of $15 per year. I also understand that I am entitled to revoke this IRA plan within seven (7) days from today and receive back my entire contribution without reduction for fees, commissions or other expenses.


                      _______________________________________    _______________
                      ACCOUNTHOLDER SIGNATURE                    DATE


--------------------------------------------------------------------------------
For Dealer Use        We  hereby  authorize Parnassus  Investments to act as our
Only                  agent in  connection  with this  transaction  and agree to notify the distributor of any purchase made under a Statement of Intention or Rights of Accumulation.

                      _________________        _________________________________
                      INVESTMENT DEALER        REGISTERED REPRESENTATIVE (PRINT)

                      BY:__________________    _________________________________
                      (AUTHORIZED SIGNATURE)   ADDRESS OF BRANCH OFFICE

                      _____________________    _________________________________
                      BRANCH NUMBER            CITY / STATE / ZIP

                      _____________________    _________________________________
                      REPRESENTATIVE NUMBER    TELEPHONE


                    Turn page for designation of beneficiary.

                    PARNASSUS ROTH IRA DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

ROTH Individual Retirement Account of __________________________________________

Any previous designation of death beneficiary is hereby revoked. I hereby designate the person(s) named below as beneficiary(ies) to receive on my death the value of the above IRA account. The sole survivor shall receive the entire balance. No contingent beneficiary has any interest in my account unless all primary beneficiaries predecease me. If no named beneficiary survives me, my estate shall be my beneficiary. I reserve the right to change my beneficiary(ies) at any time.

PRIMARY          The balance of the Account shall be distributed to such of
BENEFICIARY OR   the following persons as survive the  Participant  and the
BENEFICIARIES    date of distribution in the percentages indicated.

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT


ALTERNATIVE If none of the persons named above as "Primary Beneficiary or BENEFICIARY OR Beneficiaries" survives the Participant and the date of BENEFICIARIES distribution, the balance of the account shall be distributed to such of the following persons as survive the Participant and the date of distribution in the percentages indicated.

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 __________________________________________    _________________
                 NAME                                          SOCIAL SECURITY #
                 _______________________________________________________________
                 ADDRESS
                 _____________   ___________________________  __________________
                 DATE OF BIRTH   RELATIONSHIP TO PARTICIPANT  % SHARE OF ACCOUNT

                 In the event that no named beneficiary survives the Participant and the date of distribution, the Account shall be distributed in a single payment to the estate of the Participant.

                 __________________________________________    _________________
                 SIGNATURE OF PARTICIPANT                      DATE
                 _______________________________________________________________
                 ADDRESS

                 If the participant is married and names as Primary Beneficiary any person other than, or in addition to, his or her spouse, written consent of the spouse is required below. It must be notarized.

                 ___________________         ________________
                 SIGNATURE OF SPOUSE         NOTARY SIGNATURE
                 ____________________________________________
                 DATE                                              NOTARY SEAL

            PARNASSUS ROTH IRA TRANSFER/ROLLOVER AUTHORIZATION LETTER
--------------------------------------------------------------------------------
Use this form to transfer all or part of your existing ROTH IRA to a Parnassus ROTH IRA or to roll over your existing Traditional IRA to a ROTH IRA.


TO:              _______________________________________________________________
                 PRESENT TRUSTEE / CUSTODIAN
                 _______________________________________________________________
                 ADDRESS
                 _______________________________________________________________
                 CITY / STATE / ZIP

RE:              _______________________________________________________________
                 NAME OF PLAN OR FUND
                 ________________________________         ______________________
                 ACCOUNT NUMBER                           SOCIAL SECURITY NUMBER

                 This account is currently  a  (check one)   o  Traditional  IRA
                 (Rollover)  o ROTH IRA (Transfer).

FROM:            _______________________________________________________________
                 NAME ON YOUR ACCOUNT
                 _______________________________________________________________
                 YOUR ADDRESS
                 _______________________________________________________________
                 CITY / STATE / ZIP


                 Dear Current Trustee/Custodian:
                 Please convert to cash, assets held by you in the qualified retirement account identified above and o transfer o rollover these funds as indicated.

                                                       Quantity      Quantity to       Liquidate    Transfer
                 Asset Description/Account Type          in IRA     be Transferred    Immediately  at Maturity
                 ______________________________        ________     ______________         o            o
                 ______________________________        ________     ______________         o            o
                 ______________________________        ________     ______________         o            o

                 This transfer will (check one) o completely o partially close my IRA.

                 I am aware that penalties may be incurred if time deposits are liquidated prior to their maturity date.


INVESTMENT
INSTRUCTIONS          Please invest the proceeds of this transfer as follows:
                           The Parnassus Fund                    ________%

                           The Parnassus Income Trust
                             Equity Income Fund                  ________%
                             Fixed-Income Fund                   ________%

                           Total                                     100 %
                                                                 --------


SIGNATURE          _________________________________        ____________________
                   ACCOUNTHOLDER SIGNATURE                  DATE

--------------------------------------------------------------------------------
For Parnassus      To:  Custodian or Trustee named above:
Investments Use
Only               Parnassus  is  authorized   to  accept  the  above  mentioned
                   account on behalf of Union Bank of California. Union Bank of California accepts its appointment as Custodian for the transfer/rollover described above. Direct any questions to Parnassus Investments at One Market-Steuart Tower #1600,
                   San Francisco, California 94105, (415) 778-0200.

                   Acceptance  for  Union  Bank  of  California   by  authorized
                   Parnassus Representative:


                   ______________________________________   ____________________
                   AUTHORIZED SIGNATURE                               DATE

                   _____________________________________________________________
                   PRINT NAME AND TITLE

                     PARNASSUS ROTH IRA WITHDRAWAL STATEMENT
--------------------------------------------------------------------------------

GENERAL
INFORMATION        _____________________________________________________________
                   ACCOUNT NUMBER
                   _______________________________     _________________________
                   NAME                                DATE OF BIRTH
                   _______________________________     _________________________
                   ADDRESS                             SOCIAL SECURITY NUMBER
                   _______________________________     _________________________
                   CITY / STATE / ZIP                  TELEPHONE

Complete the       _______________________________     _________________________
following only     BENEFICIARY'S NAME                  RELATIONSHIP
if you are a       _______________________________     _________________________
Beneficiary        ADDRESS                             DATE OF BIRTH
                   _______________________________     _________________________
                   CITY / STATE / ZIP                  SOCIAL SECURITY NUMBER


DISTRIBUTION       I direct the Custodian or Trustee to make a distribution from
REASON             the above account for the following reason:
                   o 1.  Early Distribution (Accountholder under age 59 1/2, not disabled and subject to the early distribution penalty)
                   o 2.  Early  Distribution  (Accountholder  under  age  59 1/2 taking substantially equal periodic payments)
                   o 3.  Permanent Disability (Accountholder disabled within the meaning of section 72(m)(7) of the Internal Revenue
                         Code)
                   o 4.  Death  (Beneficiary of this  account  who  furnishes  a certified copy of the Death Certificate)
                   o 5.  Transfer  (Including  Transfer  Incident  To   Divorce)
                         Payable  to __________________________________________
                   o 6.  First time homebuyer
                   o 7.  Normal  Distribution.   For  which  tax  year  is   the
                         distribution being taken? 19_____ .
                   o 8.  Removal of Excess Contribution.  Was  the  contribution
                         made in prior year?   o Yes    o No
                         If "no," use code 8. If "yes," is the contribution being removed prior to the tax return due date of the year for which the contribution was made? o Yes (Use
                         code P.)   o No (Use code 8.)

DISTRIBUTION       I  instruct  the  Custodian or Trustee to distribute from the
AMOUNT             above account: (Check one.)
                   o 1.  The entire account balance
                   o 2.  $ ______________________ (fill in amount requested)
                   o 3.  Special Instructions: _________________________________
                         _______________________________________________________
                         _______________________________________________________
                         _______________________________________________________



                  Turn page for continuation of this agreement.

SIGNATURES        I  certify  that  I am  the proper party to receive payment(s)
                  from this IRA and that all information  provided by me is true and accurate.  I further certify that no tax advice  has  been
                  given to me  by  the  Custodian  or  Trustee.   All  decisions
                  regarding this withdrawal are my own. I expressly assume the responsibility for any adverse consequences which may arise from this withdrawal and I agree that the Custodian or Trustee shall in no way be held responsible.

                   ___________________________________________   _______________
                   ACCOUNTHOLDER OR BENEFICIARY                  DATE

                   ___________________________________________   _______________
                   AUTHORIZED SIGNATURE - CUSTODIAN OR TRUSTEE   DATE

                                  THE PARNASSUS
                                    ROTH IRA
                         One Market-Steuart Tower #1600
                         San Francisco, California 94105
                                  800-999-3505
                                  415-778-0200